EVENTS AFTER THE REPORTING DATE (Details Narrative)	1 Months Ended
May 28, 2025 € / shares shares
Notes and other explanatory information [abstract]
Repurchases of ordinary shares | shares	77,005
Shares average price | € / shares	€ 6.67